Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Shelton Funds
Entity Central Index Key	0000778206
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Green California Tax-Free Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Green California Tax Free Income Fund
Class Name	Investor Class Shares
Trading Symbol	CFNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Green California Tax Free Income Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax Free Income Fund, Investor Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 34,942,197
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$34,942,197
Number of Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
California Educational Facilities Authority	5.1%
San Jose Financing Authority	4.7%
San Diego Public Facilities Financing Authority	4.7%
City of Los Angeles CA Wastewater System Revenue	4.4%
San Mateo Foster City Public Financing Authority	4.3%
Milpitas Unified School District	4.3%
Foothill-De Anza Community College District	4.0%
William S Hart Union High School District	4.0%
San Francisco Bay Area Rapid Transit District	3.9%
Santa Maria Joint Union High School District	3.8%

U.S. Government Securities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	Investor Class Shares
Trading Symbol	CAUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 14,038,937
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$14,038,937
Number of Holdings	19
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Note/Bond, 03/31/2025	13.3%
United States Treasury Note/Bond, 11/15/2041	10.1%
United States Treasury Note/Bond, 11/15/2054	8.9%
United States Treasury Note/Bond, 05/15/2025	8.5%
United States Treasury Note/Bond, 09/30/2029	7.0%
United States Treasury Note/Bond, 08/15/2034	7.0%
United States Treasury Note/Bond, 05/15/2041	6.4%
United States Treasury Note/Bond, 03/31/2027	6.0%
United States Treasury Note/Bond, 10/31/2030	5.9%
United States Treasury Note/Bond, 02/15/2026	5.8%

U.S. Government Securities Fund - K Shares
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund
Class Name	K Class Shares
Trading Symbol	CAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Securities Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 129,332
Holdings Count | Holdings	19
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$129,332
Number of Holdings	19
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Note/Bond, 03/31/2025	13.3%
United States Treasury Note/Bond, 11/15/2041	10.1%
United States Treasury Note/Bond, 11/15/2054	8.9%
United States Treasury Note/Bond, 05/15/2025	8.5%
United States Treasury Note/Bond, 09/30/2029	7.0%
United States Treasury Note/Bond, 08/15/2034	7.0%
United States Treasury Note/Bond, 05/15/2041	6.4%
United States Treasury Note/Bond, 03/31/2027	6.0%
United States Treasury Note/Bond, 10/31/2030	5.9%
United States Treasury Note/Bond, 02/15/2026	5.8%

S&P 500 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 286,719,427
Holdings Count | Holdings	507
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$286,719,427
Number of Holdings	507
Portfolio Turnover Rate	9%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple Inc	7.2%
NVIDIA Corp	6.0%
Microsoft Corp	5.8%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Alphabet Inc - Class A	1.9%
Berkshire Hathaway Inc	1.8%
Broadcom Inc	1.8%
Alphabet Inc - Class C	1.6%
Tesla Inc	1.6%

S&P 500 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	K Class Shares
Trading Symbol	SPXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500 Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 2,237,182
Holdings Count | Holdings	507
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$2,237,182
Number of Holdings	507
Portfolio Turnover Rate	9%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple Inc	7.2%
NVIDIA Corp	6.0%
Microsoft Corp	5.8%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Alphabet Inc - Class A	1.9%
Berkshire Hathaway Inc	1.8%
Broadcom Inc	1.8%
Alphabet Inc - Class C	1.6%
Tesla Inc	1.6%

S&P MidCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 106,334,012
Holdings Count | Holdings	390
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$106,334,012
Number of Holdings	390
Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	0.8%
Williams-Sonoma Inc	0.8%
Interactive Brokers Group Inc	0.8%
Expand Energy Corp	0.7%
EMCOR Group Inc	0.6%
RB Global Inc	0.6%
Watsco Inc	0.6%
Equitable Holdings Inc	0.6%
Dynatrace Inc	0.6%
DocuSign Inc	0.6%

S&P MidCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P MidCap Index Fund
Class Name	K Class Shares
Trading Symbol	MIDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 402,279
Holdings Count | Holdings	390
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$402,279
Number of Holdings	390
Portfolio Turnover Rate	7%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	0.8%
Williams-Sonoma Inc	0.8%
Interactive Brokers Group Inc	0.8%
Expand Energy Corp	0.7%
EMCOR Group Inc	0.6%
RB Global Inc	0.6%
Watsco Inc	0.6%
Equitable Holdings Inc	0.6%
Dynatrace Inc	0.6%
DocuSign Inc	0.6%

Shelton Equity Income Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	EQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 887,449,310
Holdings Count | Holdings	271
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$887,449,310
Number of Holdings	271
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	6.5%
Apple Inc	3.2%
The Goldman Sachs Group Inc	2.2%
Broadcom Inc	2.0%
Amazon.com Inc	2.0%
Netflix Inc	1.9%
Microsoft Corp	1.9%
AT&T Inc	1.8%
NVIDIA Corp	1.7%
Meta Platforms Inc	1.6%

Shelton Equity Income Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Income Fund
Class Name	K Class Shares
Trading Symbol	EQTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Equity Income Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 162,402
Holdings Count | Holdings	271
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$162,402
Number of Holdings	271
Portfolio Turnover Rate	26%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	6.5%
Apple Inc	3.2%
The Goldman Sachs Group Inc	2.2%
Broadcom Inc	2.0%
Amazon.com Inc	2.0%
Netflix Inc	1.9%
Microsoft Corp	1.9%
AT&T Inc	1.8%
NVIDIA Corp	1.7%
Meta Platforms Inc	1.6%

S&P SmallCap Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	Investor Class Shares
Trading Symbol	SMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 50,194,171
Holdings Count | Holdings	570
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$50,194,171
Number of Holdings	570
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	1.0%
Alaska Air Group Inc	0.7%
Hims & Hers Health Inc	0.7%
Bath & Body Works Inc	0.6%
VF Corp	0.6%
Brinker International Inc	0.6%
ATI Inc	0.6%
Mr Cooper Group Inc	0.5%
Qorvo Inc	0.5%
Terreno Realty Corp	0.5%

S&P SmallCap Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	S&P SmallCap Index Fund
Class Name	K Class Shares
Trading Symbol	SMLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$72	1.43%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
Net Assets	$ 722,620
Holdings Count | Holdings	570
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$722,620
Number of Holdings	570
Portfolio Turnover Rate	14%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill	1.0%
Alaska Air Group Inc	0.7%
Hims & Hers Health Inc	0.7%
Bath & Body Works Inc	0.6%
VF Corp	0.6%
Brinker International Inc	0.6%
ATI Inc	0.6%
Mr Cooper Group Inc	0.5%
Qorvo Inc	0.5%
Terreno Realty Corp	0.5%

Nasdaq-100 Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Investor Class Shares
Trading Symbol	NASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 1,785,975,754
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$1,785,975,754
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

Nasdaq-100 Index Fund - K Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	K Class Shares
Trading Symbol	NDXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 37,892,266
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$37,892,266
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

Nasdaq-100 Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	NQQQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 43,254,764
Holdings Count | Holdings	103
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$43,254,764
Number of Holdings	103
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple Inc	9.4%
NVIDIA Corp	7.9%
Microsoft Corp	7.6%
Amazon.com Inc	5.7%
Broadcom Inc	4.0%
Meta Platforms Inc	3.7%
Costco Wholesale Corp	2.9%
Tesla Inc	2.7%
Netflix Inc	2.7%
Alphabet Inc - Class A	2.6%

Shelton Sustainable Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Investor Class Shares
Trading Symbol	NEXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 75,675,091
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$75,675,091
Number of Holdings	48
Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
HA Sustainable Infrastructure Capital Inc	4.7%
Ormat Technologies Inc	4.3%
H&E Equipment Services Inc	3.9%
CF Industries Holdings Inc	3.8%
Teledyne Technologies Inc	3.6%
Bunge Global SA	3.5%
Darling Ingredients Inc	3.4%
Advanced Energy Industries Inc	3.3%
Aramark	3.3%
Deere & Co	3.1%

Shelton Sustainable Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Shelton Sustainable Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	NEXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 9,265,509
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$9,265,509
Number of Holdings	48
Portfolio Turnover Rate	11%

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
HA Sustainable Infrastructure Capital Inc	4.7%
Ormat Technologies Inc	4.3%
H&E Equipment Services Inc	3.9%
CF Industries Holdings Inc	3.8%
Teledyne Technologies Inc	3.6%
Bunge Global SA	3.5%
Darling Ingredients Inc	3.4%
Advanced Energy Industries Inc	3.3%
Aramark	3.3%
Deere & Co	3.1%

The United States Treasury Trust - Investor Shares
Shareholder Report [Line Items]
Fund Name	The United States Treasury Trust
Class Name	Investor Class Shares
Trading Symbol	UTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The United States Treasury Trust, for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955-9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 23,882,993
Holdings Count | Holdings	12
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Net Assets	$23,882,993
Number of Holdings	12

Holdings [Text Block]	What did the Fund invest in? (% of Investments as of February 28, 2025) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
United States Treasury Bill, 03/06/2025	12.7%
United States Treasury Bill, 03/11/2025	10.1%
United States Treasury Bill, 03/20/2025	10.1%
United States Treasury Bill, 04/24/2025	9.7%
United States Treasury Bill, 03/27/2025	9.3%
United States Treasury Bill, 04/08/2025	8.8%
United States Treasury Bill, 06/12/2025	8.8%
United States Treasury Bill, 05/01/2025	8.4%
United States Treasury Bill, 07/10/2025	6.7%
United States Treasury Bill, 04/15/2025	6.3%